Summary of Significant Accounting Policies - Schedule Of Reconciliation Of Cash Cash Equivalents Restricted Cash And Restricted Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 228,265	$ 55,610	$ 65,642	$ 170,064
Restricted cash	665	831	831	842
Total cash, cash equivalents, and restricted cash presented in the consolidated statements of cash flows	$ 228,930	$ 56,441	$ 66,473	$ 170,906	$ 91,278